Fees Summary	Feb. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,550.00
Total Offset Amount	$ 18,438.79
Narrative Disclosure
Net Fee	$ 58,111.21
Narrative - Max Aggregate Offering Price	$ 500,000,000.00
Final Prospectus	true